GMO Opportunistic Income Series Fund
GMO OPPORTUNISTIC INCOME SERIES FUND
Investment objective
Capital appreciation and current income.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Opportunistic Income Series Fund	Fees paid directly from your investment	Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.40%
Redemption fee (as a percentage of amount redeemed)	none	0.40%
[1]	These amounts are paid to and retained by GMO Opportunistic Income Fund ("Opportunistic Income Fund"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Opportunistic Income Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.19%	0.19%	0.19%	0.19%
Total annual fund operating expenses	[2]	0.89%	0.74%	0.64%	0.79%
Fee Waiver/Expense reimbursement	[2],[5]	(0.03%)	(0.03%)	(0.03%)	(0.13%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.86%	0.71%	0.61%	0.66%
[1]	The amount reflects the management fee paid by Opportunistic Income Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Opportunistic Income Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and Opportunistic Income Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least December 16, 2019, and may not be terminated without the action or content of the Trust's Board of Trustees.
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least December 16, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both Opportunistic Income Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Opportunistic Income Series Fund - USD ($)	1 Year	3 Years
Class R4	169	371
Class R5	154	324
Class R6	144	293
Class PS	149	330

If you do not sell your shares
Expense Example, No Redemption - GMO Opportunistic Income Series Fund - USD ($)	1 Year	3 Years
Class R4	127	326
Class R5	112	279
Class R6	102	248
Class PS	107	285

Portfolio turnover

The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund's performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2018, the Fund's portfolio turnover rate is not available.

Principal investment strategies

The Fund invests substantially all of its assets in Class III shares of GMO Opportunistic Income Fund (“Opportunistic Income Fund”), a series of GMO Trust not offered in this Prospectus. Opportunistic Income Fund invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of Opportunistic Income Fund. Except as otherwise indicated, references to the Fund may also refer to Opportunistic Income Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Opportunistic Income Fund. GMO serves as investment adviser for both the Fund and Opportunistic Income Fund.

The Fund invests primarily in securitized credit securities. Securitized credit securities include, but are not limited to, commercial and residential (non-agency and, typically to a lesser extent, agency) mortgage-backed securities, collateralized loan obligations, and securities backed by pools of receivables in various industries, such as student loans, automobiles, and others. These securities may be fixed rate or adjustable rate securities. The Fund also may invest in other fixed-income instruments, which include bonds, debt instruments and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

The Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; equity real estate investment trusts (REITs); securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agencies.

The Fund's allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing the Fund's portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause the Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, sectors and geographies, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing the Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization, as well as in securities of any maturity, duration, or credit quality.

The Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), futures contracts, currency and interest rate options, swaptions, reverse repurchase agreements, and repurchase agreements. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore be subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

In seeking to achieve the Fund's investment objective, GMO may invest a significant portion of the Fund's net assets in cash and cash equivalents.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Class III shares of Opportunistic Income Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Opportunistic Income Fund, which include those outlined in the following brief summary of principal risks. Opportunistic Income Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Opportunistic Income Fund may affect Opportunistic Income Fund's performance more than if Opportunistic Income Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Opportunistic Income Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Opportunistic Income Fund.

•                  Credit Risk - The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•                  Market Risk - Asset-Backed Securities - The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•                  Illiquidity Risk - Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•                  Focused Investment Risk - Investments focused in a limited number of countries, regions, sectors, asset classes, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•                  Market Risk - Fixed Income - The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•                  Derivatives and Short Sales Risk - The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•                  Futures Contracts Risk - The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•                  Leveraging Risk - The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•                  Counterparty Risk - The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

•                  Management and Operational Risk - The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•                  Fund of Funds Risk - The Fund is indirectly exposed to all of the risks of an investment in Opportunistic Income Fund and the underlying funds (including underlying GMO Funds) in which Opportunistic Income Fund invests, including the risk that Opportunistic Income Fund and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of Opportunistic Income Fund and the underlying funds in which Opportunistic Income Fund invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

•                  Large Shareholder Risk - To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•                  Market Disruption and Geopolitical Risk - Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•                  Market Risk - Equities - The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•                  Small Company Risk - Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•                  Non-U.S. Investment Risk - The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•                  Currency Risk - Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Opportunistic Income Fund (Class VI shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares Years Ending December 31
[1]	On December 21, 2015 GMO changed the primary pricing source for certain fixed income asset-backed securities held by Opportunistic Income Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of Opportunistic Income Fund.
[2]	Opportunistic Income Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the "Predecessor Fund"). The Predecessor Fund merged into the Opportunistic Income Fund (which was known as "GMO Short-Duration Collateral Fund" prior to the merger) on February 12, 2014. Performance of the Opportunistic Income Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund's annual operating expenses (0.01% lower than those of the Opportunistic Income Fund immediately following the merger). For information regarding GMO Short-Duration Collateral Fund's performance history, please see page 50 of this Prospectus. From February 12, 2014 through December 31, 2016, the Opportunistic Income Fund operated as "GMO Debt Opportunities Fund" and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Opportunistic Income Fund's investment objective changed from "positive total return" to "capital appreciation and current income" and, in conjunction with a change in the Opportunistic Income Fund's name from "GMO Debt Opportunities Fund" to "GMO Opportunistic Income Fund," the Opportunistic Income Fund eliminated its name policy that required the Opportunistic Income Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Opportunistic Income Fund's investment management fee increased from 0.25% to 0.40% of the Opportunistic Income Fund's average daily net assets. Performance of the Opportunistic Income Fund for periods prior to January 1, 2017 reflects the Opportunistic Income Fund's annual operating expenses during those periods, and would have been lower if the current management fee were in effect.

Highest Quarter: 4.58% (3Q2012) Lowest Quarter: -0.19% (3Q2015) Year-to-Date (as of 9/30/2018): 2.44%
Average Annual Total ReturnsPeriods Ending December 31, 2017
Average Annual Total Returns - GMO Opportunistic Income Series Fund	1 Year	5 Years	10 Years	Inception [1]	Inception Date [1]
Class R4	5.14%	4.09%	none	5.02%	Oct. 03, 2011
Class R4 | Return After Taxes on Distributions	3.97%	3.04%	none	3.84%	Oct. 03, 2011
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	2.91%	2.68%	none	3.46%	Oct. 03, 2011
Class R5	5.29%	4.24%	none	5.18%	Oct. 03, 2011
Class R6	5.40%	4.35%	none	5.29%	Oct. 03, 2011
Class PS	5.35%	4.30%	none	5.23%	Oct. 03, 2011
Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes)	2.51%	2.04%	none	2.24%	Oct. 03, 2011
[1]	Inception Date for Opportunistic Income Fund (Class VI shares).